TRADE AND OTHER PAYABLES (Details) $ in Millions, Rp in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
TRADE AND OTHER PAYABLES
Trade payables		Rp 14,766	Rp 15,574
Other payables		448	217
Total trade and other payables	$ 1,058	Rp 15,214	Rp 15,791